UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      ASA Limited
Address:   11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J.A. Irwin
Title:   Chairman, President  & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin         Buffalo, New York              May 5, 2008
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $361,817                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                           TITLE                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER       -----------------------
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
  Mines Limited           Common Stock  008474108  47,397    700,000  SH              Sole                    700,000

Barrick Gold              Common Stock  067901108  48,881  1,125,000  SH              Sole                  1,125,000
  Corporation

Compania de Minas         Sponsored ADR 204448104  61,650    900,000  SH              Sole                    900,000
  Buenaventura

Goldcorp Inc.             Common Stock  380956409  58,125  1,500,000  SH              Sole                  1,500,000

Harmony Gold Mining
  Company Limited         Sponsored ADR 413216300   7,890    666,400  SH              Sole                    666,400

Newmont Mining            Common Stock  651639106  23,573    520,368  SH              Sole                    520,368
  Corporation

NovaGold Resources        Common Stock  66987E206   2,891    375,000  SH              Sole                    375,000
  Inc.

Randgold                  ADR           752344309  67,193  1,450,000  SH              Sole                  1,450,000
  Resources
  Limited

streetTRACKS              Gold Shares   863307104  18,076    200,000  SH              Sole                    200,000
  Gold Trust

Yamana Gold Inc.          Common Stock  98462Y100  26,141  1,788,000  SH              Sole                  1,788.000

